Deposits (Schedule of Certificates of Deposits by Year of Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 81,086
Time Deposit Maturities, Year Two	15,655
Time Deposit Maturities, Year Three	5,607
Time Deposit Maturities, Year Four	18,384
Time Deposit Maturities, Year Five	4,042
Time Deposit Maturities, after Year Five	191
Time Deposits, Total	$ 124,965